BORROWINGS - R6.0 BILLION REVOLVING CREDIT FACILITY (Details) R in Millions, $ in Millions				12 Months Ended
	Sep. 19, 2018 USD ($)	Nov. 15, 2016 ZAR (R)	Dec. 13, 2013 ZAR (R)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period				R 25,649.5	R 8,973.8
Loans raised	$ 500			17,130.2	69,593.8	R 17,280.5
Loans repaid				(21,231.5)	(55,719.5)	(11,834.7)
Balance at end of period				24,504.7	25,649.5	8,973.8
R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt		R 6,000.0		R 6,000.0
Debt term		3 years		3 years
Balance at beginning of period				R 5,536.4	5,100.0
Loans raised				360.0	800.0	5,100.0
Loans repaid					(363.6)
Balance at end of period				R 5,896.4	R 5,536.4	5,100.0
R4.5 billion facilities
Disclosure of detailed information about borrowings [line items]
Face amount of debt		R 4,500.0	R 4,500.0
Debt term			3 years
Balance at beginning of period						1,961.6
Loans raised						1,936.4
Loans repaid						R (3,900.0)
JIBAR | R6.0 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Interest rate margin, covenant period, ratio below 3.0				2.40%
Interest rate margin, covenant period, ratio between 3.0 and 3.25				2.65%
Interest rate margin, ratio above 3.25				2.90%
Interest rate margin				2.40%